Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY OXFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	May 25, 2017
Document Creation Date	dei_DocumentCreationDate	May 24, 2017